Organization and description of business (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 07, 2022 USD ($) $ / shares shares	Jul. 02, 2021 USD ($)	Jan. 11, 2021 USD ($) $ / shares shares	Apr. 30, 2022 EUR (€)	Feb. 25, 2021 EUR (€)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 23, 2023 shares	Jan. 06, 2023 shares	Mar. 31, 2021 USD ($) shares
Organization and description of business (Details) [Line Items]
Conversion ratio						107.66
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Issued common stock (in Shares) | shares						46,383,143	8,296,074
Common stock shares (in Shares) | shares						42,109,018
Retained cash							$ 538,556
Net liabilities							342,094
Net assets							$ 196,462
Aggregate shares (in Shares) | shares											37,850
Per share unit (in Dollars per share) | $ / shares							$ 2.23
Gross proceeds						$ 2,235,551
Net tangible assets											$ 15,236,631
Exercised shared (in Shares) | shares								29,876.229
Deposit in trust account						$ 40,298,657	$ 44,058,573
Extension funds and deposited		$ 2,000,000		€ 300,000	€ 2,500,000
Minimum [Member]
Organization and description of business (Details) [Line Items]
Common stock shares (in Shares) | shares							71,963.894
Enterprise value							$ 575
Maximum [Member]
Organization and description of business (Details) [Line Items]
Common stock shares (in Shares) | shares							307,298.151
Enterprise value							$ 675
Kludein I Acquisition Corp. [Member]
Organization and description of business (Details) [Line Items]
Per share unit (in Dollars per share) | $ / shares	$ 10						$ 10.32
Gross proceeds			$ 172,500,000
Transaction costs amount							$ 14,303,235
Underwriting fees							3,450,000
Deferred underwriting fees							6,037,500
Fair value amount							4,411,238
Other offering costs							$ 404,497
Net proceeds			$ 172,500,000
Share unit price (in Dollars per share) | $ / shares			$ 10
Fair market value, percentage							80.00%
Public share (in Dollars per share) | $ / shares							$ 10
Public share percentage							15.00%
Public shares redeem percentage							100.00%
Dissolution expenses							$ 100,000
Exercised shared (in Shares) | shares	6,845,606
Trust account to pay	$ 68,488,691
Interest earned	$ 32,631						1,760,120	$ 78,398
Shares outstanding (in Shares) | shares	10,404,394
Deposit in trust account	$ 104,093,013
Extension funds and deposited							$ 1,373,380
Public shares exercised (in Shares) | shares							9,786,530
Trust account							$ 101,000,000
Interest earned on trust account							$ 1,190,676
Public shares outstanding (in Shares) | shares							617,864
Offering price per share (in Dollars per share) | $ / shares							$ 10
Kludein I Acquisition Corp. [Member] | Warrant [Member]
Organization and description of business (Details) [Line Items]
Transaction costs amount							$ 523,013
Kludein I Acquisition Corp. [Member] | IPO [Member]
Organization and description of business (Details) [Line Items]
Per share unit (in Dollars per share) | $ / shares							$ 10
Kludein I Acquisition Corp. [Member] | Over-Allotment Option [Member]
Organization and description of business (Details) [Line Items]
Issuance of units (in Shares) | shares			2,250,000
Per share unit (in Dollars per share) | $ / shares			$ 10
Kludein I Acquisition Corp. [Member] | Private Placement Warrant [Member]
Organization and description of business (Details) [Line Items]
Issuance of units (in Shares) | shares							5,200,000
Per share unit (in Dollars per share) | $ / shares							$ 1
Gross proceeds							$ 5,200,000
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member]
Organization and description of business (Details) [Line Items]
Aggregate shares (in Shares) | shares									42,109,018
Shares outstanding (in Shares) | shares										617,864
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member] | IPO [Member]
Organization and description of business (Details) [Line Items]
Issuance of units (in Shares) | shares			17,250,000
Business Combination [Member] | Kludein I Acquisition Corp. [Member]
Organization and description of business (Details) [Line Items]
Outstanding voting securities percentage							50.00%
Net tangible assets							$ 5,000,001
Near Intelligence Holdings Inc [Member]
Organization and description of business (Details) [Line Items]
Issued common stock (in Shares) | shares							379,262.045
Extension Funds [Member] | Kludein I Acquisition Corp. [Member]
Organization and description of business (Details) [Line Items]
Deposit in trust account	343,345
Aggregate principal amount	$ 2,060,070